United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Fixed Income Securities, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2010

Date of Reporting Period: 11/30/2010

Item 1.                      Reports to Stockholders

Federated Strategic Income Fund

Established 1994

A Portfolio of Federated Fixed Income Securities, Inc.

ANNUAL SHAREHOLDER REPORT

November 30, 2010

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$8.75	$6.72	$8.83	$8.86	$8.55
Income From Investment Operations:
Net investment income	0.56[1]	0.54[1]	0.51[1]	0.46[1]	0.46[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.34	2.06	(2.06)	(0.02)	0.34
TOTAL FROM INVESTMENT OPERATIONS	0.90	2.60	(1.55)	0.44	0.80
Less Distributions:
Distributions from net investment income	(0.55)	(0.57)	(0.51)	(0.47)	(0.49)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	(0.05)	—	—
TOTAL DISTRIBUTIONS	(0.55)	(0.57)	(0.56)	(0.47)	(0.49)
Net Asset Value, End of Period	$9.10	$8.75	$6.72	$8.83	$8.86
Total Return[2]	10.61%	40.31%	(18.63)%	5.09%	9.69%
Ratios to Average Net Assets:
Net expenses	1.26%	1.27%	1.28%	1.28%	1.26%
Net investment income	6.31%	6.92%	6.02%	5.22%	5.34%
Expense waiver/reimbursement[3]	0.08%	0.10%	0.08%	0.07%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$632,690	$582,883	$427,157	$614,792	$517,818
Portfolio turnover	25%	27%	28%	25%	31%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights – Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$8.74	$6.71	$8.82	$8.85	$8.54
Income From Investment Operations:
Net investment income	0.49[1]	0.48[1]	0.44[1]	0.40[1]	0.40[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.35	2.06	(2.06)	(0.03)	0.34
TOTAL FROM INVESTMENT OPERATIONS	0.84	2.54	(1.62)	0.37	0.74
Less Distributions:
Distributions from net investment income	(0.48)	(0.51)	(0.44)	(0.40)	(0.43)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	(0.05)	—	—
TOTAL DISTRIBUTIONS	(0.48)	(0.51)	(0.49)	(0.40)	(0.43)
Net Asset Value, End of Period	$9.10	$8.74	$6.71	$8.82	$8.85
Total Return[2]	9.91%	39.31%	(19.27)%	4.31%	8.87%
Ratios to Average Net Assets:
Net expenses	2.01%	2.02%	2.03%	2.03%	2.01%
Net investment income	5.55%	6.23%	5.23%	4.50%	4.59%
Expense waiver/reimbursement[3]	0.08%	0.10%	0.08%	0.07%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$161,508	$185,180	$172,037	$297,547	$402,926
Portfolio turnover	25%	27%	28%	25%	31%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$8.74	$6.72	$8.83	$8.85	$8.55
Income From Investment Operations:
Net investment income	0.50[1]	0.48[1]	0.44[1]	0.40[1]	0.40[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.34	2.05	(2.06)	(0.02)	0.33
TOTAL FROM INVESTMENT OPERATIONS	0.84	2.53	(1.62)	0.38	0.73
Less Distributions:
Distributions from net investment income	(0.48)	(0.51)	(0.44)	(0.40)	(0.43)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	(0.05)	—	—
TOTAL DISTRIBUTIONS	(0.48)	(0.51)	(0.49)	(0.40)	(0.43)
Net Asset Value, End of Period	$9.10	$8.74	$6.72	$8.83	$8.85
Total Return[2]	9.92%	39.12%	(19.23)%	4.43%	8.75%
Ratios to Average Net Assets:
Net expenses	2.01%	2.02%	2.02%	2.03%	2.01%
Net investment income	5.57%	6.15%	5.29%	4.48%	4.59%
Expense waiver/reimbursement[3]	0.08%	0.10%	0.08%	0.07%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$222,727	$178,659	$117,202	$154,920	$139,618
Portfolio turnover	25%	27%	28%	25%	31%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights – Class F Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$8.71	$6.69	$8.80	$8.83	$8.52
Income From Investment Operations:
Net investment income	0.56[1]	0.54[1]	0.50[1]	0.46[1]	0.46[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.34	2.05	(2.05)	(0.02)	0.34
TOTAL FROM INVESTMENT OPERATIONS	0.90	2.59	(1.55)	0.44	0.80
Less Distributions:
Distributions from net investment income	(0.55)	(0.57)	(0.51)	(0.47)	(0.49)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	(0.05)	—	—
TOTAL DISTRIBUTIONS	(0.55)	(0.57)	(0.56)	(0.47)	(0.49)
Net Asset Value, End of Period	$9.06	$8.71	$6.69	$8.80	$8.83
Total Return[2]	10.66%	40.33%	(18.69)%	5.12%	9.73%
Ratios to Average Net Assets:
Net expenses	1.26%	1.27%	1.27%	1.27%	1.26%
Net investment income	6.32%	6.91%	6.04%	5.23%	5.34%
Expense waiver/reimbursement[3]	0.13%	0.15%	0.21%	0.57%	0.59%
Supplemental Data:
Net assets, end of period (000 omitted)	$52,015	$41,233	$28,724	$38,638	$33,650
Portfolio turnover	25%	27%	28%	25%	31%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2010 to November 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 6/1/2010	Ending Account Value 11/30/2010	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,090.40	$6.60
Class B Shares	$1,000	$1,086.30	$10.51
Class C Shares	$1,000	$1,086.30	$10.51
Class F Shares	$1,000	$1,089.50	$6.60
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.75	$6.38
Class B Shares	$1,000	$1,014.99	$10.15
Class C Shares	$1,000	$1,014.99	$10.15
Class F Shares	$1,000	$1,018.75	$6.38
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.26%
Class B Shares	2.01%
Class C Shares	2.01%
Class F Shares	1.26%

Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund Performance (unaudited)

The Fund's total return, based on net asset value for the 12-month reporting period was 10.61% for Class A Shares, 9.91% for Class B Shares, 9.92% for Class C Shares and 10.66% for Class F Shares. The total return of the Lipper Multi-Sector Income Fund Average1 was 11.09% for the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses.

During the reporting period, the most significant factors affecting the Fund's performance were: (1) the allocation of the portfolio among securities of similar types of issuers (referred to as “sectors”); and (2) individual security selection within various sectors.

The following will focus on the performance of the Fund's Class A Shares. The 10.61% total return for the Class A Shares for the reporting period consisted of 6.61% income and 4.00% appreciation in the net asset value of the shares.

MARKET OVERVIEW

Over the reporting period, economic and market conditions proved favorable for the Fund's shareholders. The U.S. economy exhibited a consistently positive growth pattern for Gross Domestic Product2 and the collection of emerging economies grew very strongly, which helped the U.S. stay out of recession. Additionally, corporate earnings grew on a year-over-year basis, resulting in the corporate bond sectors outperforming comparable maturity U.S. Treasury securities. Lastly, and very importantly, the Federal Reserve communicated its intent to maintain interest rates (“Fed Funds”) at a historically low level. As a result, Treasury market yields fell for all maturity points from 2 years to 30 years, thus creating further price appreciation for high quality bond investors.

1	Lipper figures represent the average of the total returns by all the mutual funds designated by Lipper, Inc. as falling into the respective category indicated. Lipper figures do not reflect sales charges.
2	Gross Domestic Product: A broad gauge of the economy that measures the retail value of goods and services produced in the United States.
Annual Shareholder Report

Sector

Sector allocation was a relatively significant positive contributor to absolute performance, as the Fund maintained the vast majority of assets in a combination of high yield3 and emerging market4 bonds, among the best performing sectors of all bond markets. The Fund maintained a minority position in high quality bonds, which also aided in performance, as its high quality bonds generated a positive return, but far less than high yield and emerging markets.5

Security Selection

Overall security selection was a slight positive contributor to Fund performance, although the performance varied widely by bond sector. Emerging market security selection outperformed the Barclays Capital Emerging Market Bond Index,6 while selection within the U.S. mortgage and high yield portions fell short of the respective index returns. Additionally, the Fund continually moved its mortgage allocation from the U.S. mortgage securities7 holdings to the commercial mortgage-backed securities (CMBS) area. The CMBS holdings significantly outperformed the U.S. mortgage market, thus helping Fund performance.

3	High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and higher risk of default.
4	International investing involves special risks including currency risk, increased volatility of foreign securities, political risks and differences in auditing and other financial standards. Prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries.
5	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
6	The Barclays Capital Emerging Market Bond Index tracks total returns for external-currency-denominated debt instruments of the emerging markets: Brady bonds, Eurobonds and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia and Venezuela. The index is unmanaged, and unlike the Fund, not affected by cash flows. Investments cannot be made in an index.
7	The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Strategic Income Fund (Class A Shares) (the “Fund”) from November 30, 2000 to November 30, 2010, compared to the Barclays Capital U.S. Government/Credit Index (BCGCI),2 a broad-based market index, a blend of indexes comprised of 25% Barclays Capital Emerging Market Bond Index (BCEMB)/40% Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (BCHY2%ICI)/25% Barclays Capital Mortgage-Backed Securities Index (BCMB)/10% J.P. Morgan Non-Dollar Index (the “Blended Index”)3 and the Lipper Multi-Sector Income Funds Average (LMSIFA).4

Average Annual Total Returns[5] for the Period Ended 11/30/2010
1 Year	5.66%
5 Years	6.82%
10 Years	8.08%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 4.50%.

Annual Shareholder Report

1	Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The BCGCI, the Blended Index and the LMSIFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.
2	The BCGCI is comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Barclays Capital, Inc., the index calculates total returns for 1-month, 3-month, 12-month and 10-year periods and year-to-date. The BCGCI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The Barclays Capital Emerging Market Bond Index tracks total returns for external-currency-denominated debt instruments of the emerging markets: Brady bonds, loans, Eurobonds and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia and Venezuela. The Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index is the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Bond Index. The Barclays Capital Mortgage-Backed Securities Index is an unmanaged index composed of all fixed securities mortgage pools by GNMA, FNMA and the FHLMC, including GNMA Graduated Payment Mortgages. The J.P. Morgan Non-Dollar Bond Index is a total return, unmanaged trade-weighted index of over 360 government and high grade bonds in 12 developed countries. Indexes are unmanaged and, unlike the Fund, not affected by cash flows. It is not possible to invest directly in an index.
4	The LMSIFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a Fund's performance.
5	Total returns quoted reflect all applicable sales charges.
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Strategic Income Fund (Class B Shares) (the “Fund”) from November 30, 2000 to November 30, 2010 compared to the Barclays Capital U.S. Government/Credit Index (BCGCI),2 a broad-based market index, a blend of indexes comprised of 25% Barclays Capital Emerging Market Bond Index (BCEMB)/40% Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (BCHY2%ICI)/25% Barclays Capital Mortgage-Backed Securities Index (BCMB)/10% J.P. Morgan Non-Dollar Index (the “Blended Index”)3 and the Lipper Multi-Sector Income Funds Average (LMSIFA).4

Average Annual Total Returns[5] for the Period Ended 11/30/2010
1 Year	4.41%
5 Years	6.71%
10 Years	7.91%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum 5.50% contingent deferred sales charge, as applicable.

Annual Shareholder Report

1	Represents a hypothetical investment of $10,000 in the Fund. The ending value does not reflect a contingent deferred sales charge on any redemption over seven years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The BCGCI, the Blended Index and the LMSIFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.
2	The BCGCI is comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Barclays Capital, Inc., the index calculates total returns for 1-month, 3-month, 12-month and 10-year periods and year-to-date. The BCGCI is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The Barclays Capital Emerging Market Bond Index tracks total returns for external-currency-denominated debt instruments of the emerging markets: Brady bonds, loans, Eurobonds and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia and Venezuela. The Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index is the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Bond Index. The Barclays Capital Mortgage-Backed Securities Index is an unmanaged index composed of all fixed securities mortgage pools by GNMA, FNMA and the FHLMC, including GNMA Graduated Payment Mortgages. The J.P. Morgan Non-Dollar Bond Index is a total return, unmanaged trade-weighted index of over 360 government and high grade bonds in 12 developed countries. Indexes are unmanaged and, unlike the Fund, not affected by cash flows. It is not possible to invest directly in an index.
4	The LMSIFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a Fund's performance.
5	Total returns quoted reflect all applicable contingent deferred sales charges.
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Strategic Income Fund (Class C Shares) (the “Fund”) from November 30, 2000 to November 30, 2010 compared to the Barclays Capital U.S. Government/Credit Index (BCGCI),2 a broad-based market index, a blend of indexes comprised of 25% Barclays Capital Emerging Market Bond Index (BCEMB)/40% Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (BCHY2%ICI)/25% Barclays Capital Mortgage-Backed Securities Index (BCMB)/10% J.P. Morgan Non-Dollar Index (the “Blended Index”)3 and the Lipper Multi-Sector Income Funds Average (LMSIFA).4

Average Annual Total Returns[5] for the Period Ended 11/30/2010
1 Year	8.92%
5 Years	7.00%
10 Years	7.77%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum 1.00% contingent deferred sales charge, as applicable.

Annual Shareholder Report

1	Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The BCGCI, the Blended Index and the LMSIFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.
2	The BCGCI is comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Barclays Capital, Inc., the index calculates total returns for 1-month, 3-month, 12-month and 10-year periods and year-to-date. The BCGCI is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The Barclays Capital Emerging Market Bond Index tracks total returns for external-currency-denominated debt instruments of the emerging markets: Brady bonds, loans, Eurobonds and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia and Venezuela. The Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index is the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Bond Index. The Barclays Capital Mortgage-Backed Securities Index is an unmanaged index composed of all fixed securities mortgage pools by GNMA, FNMA and the FHLMC, including GNMA Graduated Payment Mortgages. The J.P. Morgan Non-Dollar Bond Index is a total return, unmanaged trade-weighted index of over 360 government and high grade bonds in 12 developed countries. Indexes are unmanaged and, unlike the Fund, not affected by cash flows. It is not possible to invest directly in an index.
4	The LMSIFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a Fund's performance.
5	Total returns quoted reflect all applicable contingent deferred sales charges.
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT - CLASS F SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Strategic Income Fund (Class F Shares) (the “Fund”) from November 30, 2000 to November 30, 2010 compared to the Barclays Capital U.S. Government/Credit Index (BCGCI),2 a broad-based market index, a blend of indexes comprised of 25% Barclays Capital Emerging Market Bond Index (BCEMB)/40% Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (BCHY2%ICI)/25% Barclays Capital Mortgage-Backed Securities Index (BCMB)/10% J.P. Morgan Non-Dollar Index (the “Blended Index”)3 and the Lipper Multi-Sector Income Funds Average (LMSIFA).4

Average Annual Total Returns[5] for the Period Ended 11/30/2010
1 Year	8.54%
5 Years	7.58%
10 Years	8.46%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00% and the 1.00% contingent deferred sales charge, as applicable.

Annual Shareholder Report

1	Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). A 1.00% contingent deferred sales charge would be applied on any redemption less than four years from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The BCGCI, the Blended Index and the LMSIFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.
2	The BCGCI is comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Barclays Capital, Inc., the index calculates total returns for 1-month, 3-month, 12-month and 10-year periods and year-to-date. The BCGCI is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The Barclays Capital Emerging Market Bond Index tracks total returns for external-currency-denominated debt instruments of the emerging markets: Brady bonds, loans, Eurobonds and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia and Venezuela. The Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index is the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Bond Index. The Barclays Capital Mortgage-Backed Securities Index is an unmanaged index composed of all fixed securities mortgage pools by GNMA, FNMA and the FHLMC, including GNMA Graduated Payment Mortgages. The J.P. Morgan Non-Dollar Bond Index is a total return, unmanaged trade-weighted index of over 360 government and high grade bonds in 12 developed countries. Indexes are unmanaged and, unlike the Fund, not affected by cash flows. It is not possible to invest directly in an index.
4	The LMSIFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a Fund's performance.
5	Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At November 30, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	55.0%
Foreign Government Securities	33.7%
Collateralized Mortgage Obligations	4.0%
U.S. Treasury Securities	1.7%
Trade Finance Agreements	0.5%
Mortgage-Backed Securities[3]	0.4%
Asset-Backed Securities[4]	0.0%
Derivative Contracts[4,5]	0.0%
Other Security Types[6]	0.2%
Cash Equivalents[7]	2.6%
Other Assets and Liabilities — Net[8]	1.9%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	Other Security Types consist of common stock and preferred stock.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments

November 30, 2010

Principal Amount, Foreign Par Amount or Shares			Value in U.S. Dollars
		U.S. Corporate Bonds – 0.5%
		Basic Industry - Chemicals – 0.2%
1,450,000	[1]	Fertinitro Finance, Company Guarantee, 8.29%, 4/01/2020	1,312,250
1,250,000	[1,2]	Reliance Industries Ltd., Bond, 8.25%, 1/15/2027	1,501,563
		TOTAL	2,813,813
		Basic Industry - Paper – 0.0%
337,000		Westvaco Corp., Sr. Deb., 7.500%, 06/15/2027	349,448
250,000	[3,4]	Pope & Talbot, Inc., 8.375%, 6/1/2013	25
		TOTAL	349,473
		Consumer Cyclical - Automotive – 0.0%
775,000	[3,4]	General Motors Corp., Note, 9.45%, 11/01/2011	236,375
		Financial Institutional - Banking – 0.1%
1,832,461	[1,2]	Regional Diversified Funding, 9.250%, 03/15/2030	1,173,233
		Financial Institution - Finance Noncaptive – 0.1%
500,000		Susa Partnership LP, 8.200%, 6/01/2017	606,858
		Financial Institution - Insurance - Life – 0.0%
500,000	[1]	Union Central Life Ins Co, Note, 8.200%, 11/1/2026	499,232
		Financial Institution - Insurance - P&C – 0.1%
500,000	[1,2]	USF&G Cap, 8.312%, 7/1/2046	543,874
		TOTAL U.S. CORPORATE BONDS (IDENTIFIED COST $7,273,791)	6,222,858
		International Bond – 0.6%
		Australian Dollar – 0.6%
		Sovereign – 0.6%
7,540,000		New South Wales Treasury Corp, Series 17, 5.500%, 03/01/2017 (IDENTIFIED COST $7,170,529)	7,177,439
		Governments/Agencies – 14.4%
		British Pound – 0.9%
		Sovereign – 0.9%
3,410,000		United Kingdom, Government of, 4.750%, 03/07/2020	5,950,120
2,179,000		United Kingdom, Government of, Bond, 4.750%, 09/07/2015	3,825,530
		TOTAL BRITISH POUND	9,775,650
Annual Shareholder Report

Principal Amount, Foreign Par Amount or Shares		Value in U.S. Dollars
	Canadian Dollar – 0.8%
	Sovereign – 0.8%
3,250,000	Canada, Government of, 4.500%, 06/01/2015	3,471,743
3,400,000	Canada, Government of, 4.000%, 06/01/2017	3,579,779
1,320,000	Canada, Government of, 4.000%, 06/01/2016	1,386,877
	TOTAL CANADIAN DOLLAR	8,438,399
	Danish Krone – 0.2%
	Sovereign – 0.2%
9,880,000	Denmark, Government of, 4.000%, 11/15/2015	1,884,962
	Euro – 1.8%
	Sovereign – 1.8%
1,650,000	Belgium, Government of, Series 59, 2.750%, 03/28/2016	2,083,527
5,250,000	Buoni Poliennali Del Tes, Bond, 4.250%, 2/01/2015	6,994,675
2,600,000	Germany, Government of, Bond, Series 0301, 4.750%, 07/04/2034	4,219,339
1,400,000	Germany, Government of, Bond, Series 05, 3.250%, 07/04/2015	1,945,207
4,000,000	Germany, Government of, Series 0303, 4.250%, 1/04/2014	5,679,958
	TOTAL EURO	20,922,706
	Japanese Yen – 3.9%
	Sovereign – 3.9%
421,950,000	Japan, Government of, 0.400%, 06/20/2015	5,032,993
533,000,000	Japan, Government of, 1.600%, 12/20/2015	6,718,914
430,000,000	Japan, Government of, Series 250, 0.500%, 06/20/2013	5,172,840
465,000,000	Japan, Government of, Series 286, 1.800%, 06/20/2017	5,954,106
490,000,000	Japan, Government of, Sr. Unsecd. Note, Series 298, 1.300%, 12/20/2018	6,028,347
596,500,000	Japan-262 (10 Year Issue), Series 262, 1.900%, 06/20/2014	7,520,447
675,000,000	Japan-309, Sr. Unsecd. Note, Series 309, 1.100%, 06/20/2020	8,022,886
	TOTAL JAPANESE YEN	44,450,533
	New Zealand Dollar – 0.7%
	Sovereign – 0.7%
10,500,000	New Zealand, Government of, Sr. Unsecd. Note, Series 415, 6.000%, 04/15/2015	8,172,424
Annual Shareholder Report

Principal Amount, Foreign Par Amount or Shares			Value in U.S. Dollars
		Norwegian Krone – 0.5%
		Sovereign – 0.5%
5,200,000		Norway, Government of, 6.500%, 05/15/2013	923,684
28,050,000		Norway, Government of, Bond, 5.000%, 05/15/2015	4,978,047
		TOTAL NORWEGIAN KRONE	5,901,731
		Swedish Krona – 0.6%
		Sovereign – 0.6%
45,550,000		Sweden, Government of, Series 1049, 4.500%, 08/12/2015	7,083,296
		U.S. Dollar – 5.0%
		Sovereign – 5.0%
14,600,000		Brazil, Government of, Sr. Unsecd. Note, 6.000%, 01/17/2017	16,972,500
6,300,000		Philippines, Government, Bond, 7.75%, 1/14/2031	8,079,750
17,989,500		Russia, Government of, Unsub., Series Regulation S, 7.500%, 03/31/2030	20,725,703
5,490,000		United Mexican States, Note, 5.625%, 01/15/2017	6,255,512
7,500,000		Venezuela, Government of, Bond, 9.250%, 9/15/2027	5,110,262
		TOTAL U.S. DOLLAR	57,143,727
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $149,069,605)	163,773,428
		Asset-Backed Securities – 0.0%
		Home Equity Loan – 0.0%
11,305	[1,2]	125 Home Loan Owner Trust 1998-1A B1, 9.760%, 2/15/2029 (IDENTIFIED COST $11,305)	9,383
		Collateralized Mortgage Obligations – 4.0%
		Non-Agency Mortgage – 0.0%
7,950	[1]	SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 3.103%, 1/28/2027	6,406
		Commercial Mortgage – 4.0%
5,000,000		Banc of America Commercial Mortgage, Inc. 2007-1, 5.451%, 01/15/2049	5,199,652
3,000,000	[1,2]	Commercial Mortgage Pass-Through Certificates 2010-C1 A1, 3.156%, 7/10/2046	3,048,981
4,935,482	[1,2]	GS Mortgage Securities Corporation. 2010-C1 A1, 3.679%, 8/03/2015	5,125,615
3,968,884	[1,2]	JPMorgan Chase Commercial Mortgage Securities 2010-C1 A1, 3.853%, 6/15/2043	4,120,935
5,000,000		JPMorgan Chase Commercial Mortgage Securities 2007-C1 A4, 5.716%, 2/15/2051	5,246,469
3,000,000	[1,2]	JPMorgan Chase Commercial Mortgage Securities 2010-C2 A3, 4.070%, 11/15/2043	2,944,715
Annual Shareholder Report

Principal Amount, Foreign Par Amount or Shares			Value in U.S. Dollars
5,000,000		JPMorgan Chase Commercial Mortgage Securities A4, 5.746%, 2/12/2049	5,279,415
4,000,000		Morgan Stanley Capital I 2006-IQ12 A4, 5.332%, 12/15/2043	4,288,408
5,000,000		Morgan Stanley Capital, Inc. A4, 5.880%, 6/11/2049	5,295,454
5,000,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2010-C1 A2, 4.393%, 10/15/2057	5,096,128
		TOTAL	45,645,772
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $44,191,591)	45,652,178
		Mortgage-Backed Securities – 0.0%
		Government National Mortgage Association – 0.0%
109		Government National Mortgage Association Pool 780360, 11.000%, 30 Year, 9/15/2015 (IDENTIFIED COST $122)	109
		Preferred Stocks – 0.1%
		Financial Institution — Brokerage – 0.0%
40,000	[3,4]	Lehman Brothers Holdings, Pfd., Series D, 5.670%	1,700
		Financial Institution — REITs – 0.1%
9,900		Prologis Trust, REIT Perpetual Pfd. Stock, Series C, $4.27 Annual Dividend	522,225
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $2,146,408)	523,925
		U.S. Treasury – 1.7%
		U.S. Treasury Notes – 1.7%
19,500,000		United States Treasury Note, 2.625%, 8/15/2020 (IDENTIFIED COST $19,665,469)	19,255,488
		MUTUAL FUNDS – 77.9%;5
11,874,187		Emerging Markets Fixed Income Core Fund	325,342,199
411,964		Federated Mortgage Core Portfolio	4,177,315
9,579,166	[6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.21%	9,579,166
632,731		Federated Project and Trade Finance Core Fund	6,314,656
83,623,069		High Yield Bond Portfolio	543,549,949
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $955,166,489)	888,963,285
		TOTAL INVESTMENTS — 99.2% (IDENTIFIED COST $1,184,695,309)[7]	1,131,578,093
		OTHER ASSETS AND LIABILITIES - NET — 0.8%[8]	9,395,864
		TOTAL NET ASSETS — 100%	$1,140,973,957

Annual Shareholder Report

At November 30, 2010, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
2/7/2011	3,806,387 Australian Dollar	305,287,500 Japanese Yen	$(33,126)
2/7/2011	3,792,391 Canadian Dollar	305,287,500 Japanese Yen	$37,906
Contracts Sold:
2/7/2011	305,287,500 Japanese Yen	22,032,874 Norwegian Krone	$(116,054)
2/7/2011	305,287,500 Japanese Yen	25,019,464 Swedish Krone	$(101,410)
2/15/2011	472,600,000 Japanese Yen	$5,728,485	$75,245
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(137,439)

Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2010, these restricted securities amounted to $25,382,315, which represented 2.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At November 30, 2010, these liquid restricted securities amounted to $23,564,427, which represented 2.1% of total net assets.
3	Non-income producing security.
4	Issuer in default.
5	Affiliated companies.
6	7-Day net yield.
7	The cost of investments for federal tax purposes amounts to $1,203,162,205.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Annual Shareholder Report

The following is a summary of the inputs used, as of November 30, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds*	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
U.S. Corporate Bonds	$ —	$6,222,858	$ —	$6,222,858
International Bond	—	7,177,439	—	7,177,439
Governments/Agencies	—	163,773,428	—	163,773,428
Asset-Backed Securities	—	9,383	—	9,383
Collateralized Mortgage Obligations	—	45,652,178	—	45,652,178
Mortgage-Backed Securities	—	109	—	109
U.S. Treasury	—	19,255,488	—	19,255,488
Equity Securities:
Preferred Stocks
Domestic	523,925	—	—	523,925
Mutual Funds	888,963,285	—	—	888,963,285
TOTAL SECURITIES	$889,487,210	$242,090,883	$ —	$1,131,578,093
OTHER FINANCIAL INSTRUMENTS**	$ —	$(137,439)	$ —	$(137,439)
*	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
**	Other financial instruments include foreign exchange contracts.

The following acronym is used throughout this portfolio:

REIT	— Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Assets and Liabilities

November 30, 2010

Assets:
Total investments in securities, at value including $888,963,285 of investments in affiliated issuers (Note 5) (identified cost $1,184,695,309)		$1,131,578,093
Cash		912
Cash denominated in foreign currencies (identified cost $1,359,751)		1,281,298
Income receivable		2,825,736
Income receivable from affiliated issuers		4,770,163
Receivable for shares sold		4,603,680
Receivable for foreign exchange contracts		113,151
TOTAL ASSETS		1,145,173,033
Liabilities:
Payable for shares redeemed	$2,119,063
Payable for foreign exchange contracts	250,590
Income distribution payable	946,614
Payable for transfer and dividend disbursing agent fees and expenses	146,877
Payable for distribution services fee (Note 5)	241,444
Payable for shareholder services fee (Note 5)	332,664
Accrued expenses	161,824
TOTAL LIABILITIES		4,199,076
Net assets for 125,431,816 shares outstanding		$1,140,973,957
Net Assets Consist of:
Paid-in capital		$1,257,809,083
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(53,359,719)
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(64,357,430)
Undistributed net investment income		882,023
TOTAL NET ASSETS		$1,140,973,957
Annual Shareholder Report

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($632,689,549 ÷ 69,512,458 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.10
Offering price per share (100/95.50 of $9.10)	$9.53
Redemption proceeds per share	$9.10
Class B Shares:
Net asset value per share ($161,507,587 ÷ 17,756,293 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized	$9.10
Offering price per share	$9.10
Redemption proceeds per share (94.50/100 of $9.10)	$8.60
Class C Shares:
Net asset value per share ($222,726,934 ÷ 24,483,297 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.10
Offering price per share	$9.10
Redemption proceeds per share (99.00/100 of $9.10)	$9.01
Class F Shares:
Net asset value per share ($52,015,224 ÷ 5,738,851 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.06
Offering price per share (100/99.00 of $9.06)	$9.15
Redemption proceeds per share (99.00/100 of $9.06)	$8.97
Institutional Shares:
Net asset value per share ($72,034,663 ÷ 7,940,917 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.07
Offering price per share	$9.07
Redemption proceeds per share	$9.07

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Operations

Year Ended November 30, 2010

Investment Income:
Dividends (including $50,243,622 received from affiliated issuers (Note 5))		$50,284,125
Interest (including income on securities loaned of $3,224)		8,843,186
Investment income allocated from affiliated partnership (Note 5)		21,261,162
TOTAL INCOME		80,388,473
Expenses:
Investment adviser fee (Note 5)	$9,019,586
Administrative personnel and services fee (Note 5)	828,623
Custodian fees	94,609
Transfer and dividend disbursing agent fees and expenses	1,135,607
Directors'/Trustees' fees	7,120
Auditing fees	25,431
Legal fees	5,533
Portfolio accounting fees	176,347
Distribution services fee — Class B Shares (Note 5)	1,297,409
Distribution services fee — Class C Shares (Note 5)	1,506,851
Distribution services fee — Class F Shares (Note 5)	23,582
Shareholder services fee — Class A Shares (Note 5)	1,499,678
Shareholder services fee — Class B Shares (Note 5)	432,470
Shareholder services fee — Class C Shares (Note 5)	498,188
Shareholder services fee — Class F Shares (Note 5)	117,110
Account administration fee — Class A Shares	2,613
Account administration fee — Class C Shares	3,737
Share registration costs	157,733
Printing and postage	106,004
Insurance premiums	5,564
Taxes	77,736
Miscellaneous	7,622
TOTAL EXPENSES	17,029,153
Annual Shareholder Report

Statement of Operations — continued
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(857,058)
Waiver of administrative personnel and services fee	(21,105)
Waiver of distribution services fee — Class C Shares	(250)
Waiver of distribution services fee — Class F Shares	(23,582)
TOTAL WAIVERS AND REIMBURSEMENT		$(901,995)
Net expenses			$16,127,158
Net investment income			64,261,315
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions (including realized loss of $(5,793,608) on sales of investments in affiliated issuers (Note 5))			(1,385,192)
Net realized loss on futures contracts			(1,811,925)
Net realized gain allocated from affiliated partnership (Note 5)			3,397,402
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			39,664,069
Net change in unrealized appreciation of futures contracts			(565,047)
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions			39,299,307
Change in net assets resulting from operations			$103,560,622

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended November 30	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$64,261,315	$56,615,667
Net realized gain (loss) on investments, including allocated from affiliated partnership, futures contracts, swap contracts and foreign currency transactions	200,285	(35,926,931)
Net change in unrealized appreciation/depreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency	39,099,022	261,217,385
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	103,560,622	281,906,121
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(37,147,451)	(35,704,199)
Class B Shares	(9,339,467)	(11,898,973)
Class C Shares	(10,913,864)	(9,284,979)
Class F Shares	(2,928,510)	(2,452,980)
Institutional Shares	(2,537,886)	(547,574)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(62,867,178)	(59,888,705)
Share Transactions:
Proceeds from sale of shares	374,937,799	269,699,978
Net asset value of shares issued to shareholders in payment of distributions declared	52,745,038	47,468,438
Cost of shares redeemed	(328,196,471)	(285,173,848)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	99,486,366	31,994,568
Change in net assets	140,179,810	254,011,984
Net Assets:
Beginning of period	1,000,794,147	746,782,163
End of period (including undistributed (distributions in excess of) net investment income of $882,023 and $(407,520), respectively)	$1,140,973,957	$1,000,794,147

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Notes to Financial Statements

November 30, 2010

1. ORGANIZATION

Federated Fixed Income Securities, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated Strategic Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is to seek a high level of current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market Annual Shareholder Report conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

Annual Shareholder Report

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund invests in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P. , which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

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Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security.

The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” on the Statement of Operations.

Annual Shareholder Report

At November 30, 2010, the Fund had no outstanding swap contracts.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures against default.

At November 30, 2010, the Fund had no outstanding futures contracts.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Annual Shareholder Report

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of November 30, 2010, the Fund had no outstanding securities on loan.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at November 30, 2010, is as follows:

Security	Acquisition Date	Cost	Market Value
Fertinitro Finance, Company Guarantee, 8.29%, 4/01/2020	5/14/1999 - 5/27/1999	$1,098,662	$1,312,250
SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 3.103%, 1/28/2027	2/4/1998	$19,570	$6,406
Union Central Life Ins Co, Note, 8.200%, 11/1/2026	10/31/1996	$497,390	$499,232
Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Receivable for foreign exchange contracts	$113,151	Payable for foreign exchange contracts	$250,590

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended November 30, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Interest rate contracts	$(1,811,925)	$ —	$(1,811,925)
Foreign exchange contracts	—	(319,206)	(319,206)
TOTAL	$(1,811,925)	$(319,206)	$(2,131,131)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Interest rate contracts	$(565,047)	$ —	$(565,047)
Foreign exchange contracts	—	(137,439)	(137,439)
TOTAL	$(565,047)	$(137,439)	$(702,486)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Annual Shareholder Report

3. CAPITAL STOCK

The following tables summarize capital stock activity:

Year Ended November 30	2010		2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	22,165,094	$198,626,243	22,021,316	$170,968,380
Shares issued to shareholders in payment of distributions declared	3,533,498	31,487,928	3,824,307	29,098,144
Shares redeemed	(22,836,097)	(202,940,161)	(22,775,622)	(171,843,955)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	2,862,495	$27,174,010	3,070,001	$28,222,569
Year Ended November 30	2010		2009
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	3,073,564	$27,398,136	2,471,698	$19,285,807
Shares issued to shareholders in payment of distributions declared	871,001	7,750,077	1,164,870	8,787,582
Shares redeemed	(7,376,855)	(65,655,110)	(8,069,754)	(61,660,628)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(3,432,290)	$(30,506,897)	(4,433,186)	$(33,587,239)
Year Ended November 30	2010		2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	7,691,315	$68,682,423	6,915,624	$54,338,414
Shares issued to shareholders in payment of distributions declared	991,451	8,839,448	939,761	7,145,432
Shares redeemed	(4,638,187)	(41,263,843)	(4,867,944)	(36,947,500)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	4,044,579	$36,258,028	2,987,441	$24,536,346
Year Ended November 30	2010		2009
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	1,610,420	$14,259,943	1,240,499	$9,819,352
Shares issued to shareholders in payment of distributions declared	282,914	2,513,154	260,289	1,978,218
Shares redeemed	(888,078)	(7,877,590)	(1,058,149)	(7,984,720)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	1,005,256	$8,895,507	442,639	$3,812,850
Annual Shareholder Report

Year Ended November 30	2010		2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	7,393,613	$65,971,054	1,977,594	$15,288,025
Shares issued to shareholders in payment of distributions declared	240,602	2,154,431	57,038	459,062
Shares redeemed	(1,166,099)	(10,459,767)	(810,048)	(6,737,045)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	6,468,116	$57,665,718	1,224,584	$9,010,042
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	10,948,156	$99,486,366	3,291,479	$31,994,568

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for foreign currency transactions, discount accretion/premium amortization on debt securities and partnership income.

For the year ended November 30, 2010, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(104,594)	$104,594

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2010 and 2009, was as follows:

	2010	2009
Ordinary income	$62,867,178	$59,888,705

As of November 30, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$882,023
Net unrealized depreciation	$(71,689,176)
Capital loss carryforwards	$(46,027,973)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales, partnership income, discount accretion/premium amortization on debt securities and open defaulted bond deferral.

Annual Shareholder Report

At November 30, 2010, the cost of investments for federal tax purposes was $1,203,162,205. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/ depreciation resulting from changes in foreign currency exchange rates and outstanding foreign exchange contracts was $71,584,112. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $100,672,039 and net unrealized depreciation from investments for those securities having an excess of cost over value of $172,256,151.

At November 30, 2010, the Fund had a capital loss carryforward of $46,027,973 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2016	$18,606,701
2017	$27,421,272

The Fund used capital loss carryforwards of $234,027 to offset taxable capital gains realized during the year ended November 30, 2010.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.85% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2010, the Adviser voluntarily waived $846,934 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $21,105 of its fee.

Annual Shareholder Report

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.05%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2010, FSC voluntarily waived $23,832 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2010, FSC retained $439,302 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended November 30, 2010, FSC retained $148,156 in sales charges from the sale of Class A Shares. FSC also retained $4,223 of CDSC relating to redemptions of Class C Shares and $6,515 relating to redemptions of Class F Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $8,756 of Service Fees for the year ended November 30, 2010. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended November 30, 2010, FSSC did not receive any fees paid by the Fund.

Annual Shareholder Report

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, but excluding expenses allocated from partnerships) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.26%, 2.01%, 2.01%, 1.26% and 1.01% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) January 31, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended November 30, 2010, the Adviser reimbursed $10,124. Transactions involving affiliated holdings during the year ended November 30, 2010, were as follows:

Affiliates	Balance of Shares Held 11/30/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 11/30/2010	Value	Dividend Income/ Allocated Investment Income
Emerging Markets Fixed Income Core Fund	9,415,361	3,621,980	1,163,154	11,874,187	$325,342,199	$21,261,162
Federated Mortgage Core Portfolio	11,463,280	—	11,051,316	411,964	4,177,315	2,069,137
Federated Prime Value Obligations Fund, Institutional Shares	5,330,228	188,122,052	183,873,114	9,579,166	9,579,166	18,074
Federated Project and Trade Finance Core Fund	609,428	23,303	—	632,731	6,314,656	231,813
High Yield Bond Portfolio	75,436,646	10,557,366	2,370,943	83,623,069	543,549,949	47,924,598
TOTAL OF AFFILIATED TRANSACTIONS	102,254,943	202,324,701	198,458,527	106,121,117	$888,963,285	$71,504,784
Annual Shareholder Report

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2010, were as follows:

Purchases	$297,035,257
Sales	$245,952,722

7. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of November 30, 2010, there were no outstanding loans. During the year ended November 30, 2010, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2010, there were no outstanding loans. During the year ended November 30, 2010, the program was not utilized.

10. Legal Proceedings

Since February 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

Annual Shareholder Report

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF Federated Fixed income securities, inc. AND SHAREHOLDERS OF federated strategic income fund, Class A, class b, class c, and class f Shares:

We have audited the accompanying statement of assets and liabilities of Federated Strategic Income Fund (the “Fund”) (one of the portfolios constituting Federated Fixed Income Securities, Inc.), including the portfolio of investments, as of November 30, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights of the Class A, Class B, Class C, and Class F Shares for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2010, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Strategic Income Fund, a portfolio of Federated Fixed Income Securities, Inc., at November 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of the Class A, Class B, Class C, and Class F Shares for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
January 25, 2011

Annual Shareholder Report

Board of Directors and Corporation Officers

The Board of Directors is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Director and the senior officers of the Fund. Where required, the tables separately list Directors who are “interested persons” of the Fund (i.e., “Interested” Directors) and those who are not (i.e., “Independent” Directors). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Directors listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2010, the Corporation comprised two portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Director oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

Interested DIRECTORS Background

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Director Began serving: October 1991	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Director Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT DIRECTORS Background

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Director Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Director Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Director Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Director Began serving: October 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Director Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management and director experience.
R. James Nicholson Birth Date: February 4, 1938 Director Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Director Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Director Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Director Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 Executive Vice President and Secretary Began serving: November 1991	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 Treasurer Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 Vice Chairman Began serving: August 2002	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 Senior Vice President and Chief Compliance Officer Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Mary Jo Ochson Birth Date: September 12, 1953 Chief Investment Officer Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Joseph M. Balestrino has been the Fund's Portfolio Manager since July 1996. He is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Sub-Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Sub-Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Fund's Sub-Adviser from 1993 to 1995. Mr. Balestrino has received the Chartered Financial Analyst designation and holds a Master's Degree in Urban and Regional Planning from the University of Pittsburgh.
Jeff A. Kozemchak Birth Date: January 15, 1960 Vice President Began serving: November 1998	Principal Occupations: Jeff A. Kozemchak is Vice President of the Corporation. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak has received the Chartered Financial Analyst designation and an M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2010

Federated Strategic Income Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the report, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Annual Shareholder Report

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

Annual Shareholder Report

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Strategic Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31417P502
Cusip 31417P601
Cusip 31417P700
Cusip 31417P809

G00324-02 (1/11)

Federated is a registered mark of Federated Investors, Inc.
2011  ©Federated Investors, Inc.

Federated Strategic Income Fund

A Portfolio of Federated Fixed Income Securities, Inc.

ANNUAL SHAREHOLDER REPORT

November 30, 2010

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended November 30,		Period Ended 11/30/2008[1]
	2010	2009
Net Asset Value, Beginning of Period	$8.72	$6.70	$8.72
Income From Investment Operations:
Net investment income	0.59[2]	0.54[2]	0.46[2]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.33	2.07	(2.04)
TOTAL FROM INVESTMENT OPERATIONS	0.92	2.61	(1.58)
Less Distributions:
Distributions from net investment income	(0.57)	(0.59)	(0.44)
Net Asset Value, End of Period	$9.07	$8.72	$6.70
Total Return[3]	10.91%	40.61%	(18.87)%
Ratios to Average Net Assets:
Net expenses	1.01%	1.02%	1.02%[4]
Net investment income	6.63%	6.78%	6.78%[4]
Expense waiver/reimbursement[5]	0.08%	0.09%	0.08%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$72,035	$12,839	$1,663
Portfolio turnover	25%	27%	28%[6]
1	Reflects operations for the period from January 28, 2008 (date of initial investment) to November 30, 2008.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2008.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2010 to November 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 6/1/2010	Ending Account Value 11/30/2010	Expenses Paid During Period[1]
Actual:	$1,000	$1,092.00	$5.30
Hypothetical (assuming a 5% return before expenses):	$1,000	$1,020.00	$5.11
1	Expenses are equal to the Fund's annualized net expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period).
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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund Performance (unaudited)

The Fund's total return, based on net asset value, for the 12-month reporting period was 10.91% for Institutional Shares. The total return of the Lipper Multi-Sector Income Fund Average1 was 11.09% for the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses. The 10.91% total return for the Fund for the reporting period consisted of 6.90% income and 4.01% appreciation in the net asset value of the shares.

During the reporting period, the most significant factors affecting the Fund's performance were: (1) the allocation of the portfolio among securities of similar types of issuers (referred to as “sectors”); and (2) individual security selection within various sectors.

MARKET OVERVIEW

Over the reporting period, economic and market conditions proved favorable for the Fund's shareholders. The U.S. economy exhibited a consistently positive growth pattern for Gross Domestic Product2 and the collection of emerging economies grew very strongly, which helped the U.S. stay out of recession. Additionally, corporate earnings grew on a year-over-year basis, resulting in the corporate bond sectors outperforming comparable maturity U.S. Treasury securities. Lastly, and very importantly, the Federal Reserve communicated its intent to maintain interest rates (“Fed Funds”) at a historically low level. As a result, Treasury market yields fell for all maturity points from 2 years to 30 years, thus creating further price appreciation for high quality bond investors.

1	Lipper figures represent the average of the total returns by all the mutual funds designated by Lipper, Inc. as falling into the respective category indicated. Lipper figures do not reflect sales charges.
2	Gross Domestic Product: A broad gauge of the economy that measures the retail value of goods and services produced in the United States.
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Sector

Sector allocation was a significant positive contributor to absolute performance, as the Fund maintained the vast majority of assets in a combination of high yield3 and emerging market4 bonds, among the best performing sectors of all bond markets. The Fund maintained a minority position in high quality bonds, which also aided in performance, as its high quality bonds generated a positive return, but far less than high yield and emerging markets.5

Security Selection

Overall security selection was a relatively positive contributor to Fund performance, although the performance varied widely by bond sector. Emerging market security selection outperformed the Barclays Capital Emerging Market Bond Index,6 while selection within the U.S. mortgage and high yield portions fell short of the respective index returns. Additionally, the Fund continually moved its mortgage allocation from the U.S. mortgage securities7 holdings to the commercial mortgage-backed securities (CMBS) area. The CMBS holdings significantly outperformed the U.S. mortgage market, thus helping Fund performance.

3	High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and higher risk of default.
4	International investing involves special risks including currency risk, increased volatility of foreign securities, political risks and differences in auditing and other financial standards. Prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries.
5	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
6	The Barclays Capital Emerging Market Bond Index tracks total returns for external-currency-denominated debt instruments of the emerging markets: Brady bonds, Eurobonds and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia and Venezuela. The index is unmanaged and, unlike the Fund, not affected by cash flows. Investments cannot be made in an index.
7	The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
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GROWTH OF A $10,000 INVESTMENT  –  Institutional SHARES

The graph below illustrates the hypothetical investment of $10,0001,2 in the Federated Strategic Income Fund (Institutional Shares) (the “Fund”) from November 30, 2000 to November 30, 2010, compared to the Barclays Capital U.S. Government/Credit Index (BCGCI)3 a broad-based market index, a blend of indexes comprised of 25% Barclays Capital Emerging Market Bond Index (BCEMB)/40% Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (BCHY2%ICI)/25% Barclays Capital Mortgage-Backed Securities Index (BCMB)/10% J.P. Morgan Non-Dollar Index (the “Blended Index”)4 and the Lipper Multi-Sector Income Funds Average (LMSIFA).5

Average Annual Total Returns for the Period Ended 11/30/2010
1 Year	10.91%
5 Years	7.89%
10 Years	8.62%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

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1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BCGCI, the Blended Index and the LMSIFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.
2	The Fund's Institutional Shares commenced on January 28, 2008. The Fund offers four other classes: Class A Shares; Class B Shares; Class C Shares; and Class F Shares. For the period prior to commencement of operations of the Institutional Shares, the performance information shown is for the Fund's Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the expenses of the Institutional Shares, since the Institutional Shares have a lower expense ratio than the expense ratio of the Class A Shares. The performance of the Class A Shares has been adjusted to reflect the absence of sales charges and to remove any voluntary waiver of Fund expenses related to the Class A Shares that may have occurred during the period prior to commencement of operations of the Institutional Shares.
3	The BCGCI is comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Barclays Capital, Inc., the index calculates total returns for one-month, three-month, twelve-month and ten-year periods and year-to-date. The BCGCI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
4	The Barclays Capital Emerging Market Bond Index tracks total returns for external-currency-denominated debt instruments of the emerging markets: Brady bonds, loans, Eurobonds and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia and Venezuela. The Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index is the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Bond Index. The Barclays Capital Mortgage-Backed Securities Index is an unmanaged index composed of all fixed securities mortgage pools by GNMA, FHMA and the FHLMC, including GNMA Graduated Payment Mortgages. The J.P. Morgan Non-Dollar Bond Index is a total return, unmanaged trade-weighted index of over 360 government and high-grade bonds in 12 developed countries. Indexes are unmanaged and, unlike the Fund, not affected by cash flows. It is not possible to invest directly in an index.
5	The LMSIFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a Fund's performance.

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Portfolio of Investments Summary Table (unaudited)

At November 30, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	55.0%
Foreign Government Securities	33.7%
Collateralized Mortgage Obligations	4.0%
U.S. Treasury Securities	1.7%
Trade Finance Agreements	0.5%
Mortgage-Backed Securities[3]	0.4%
Asset-Backed Securities[4]	0.0%
Derivative Contracts[4,5]	0.0%
Other Security Types[6]	0.2%
Cash Equivalents[7]	2.6%
Other Assets and Liabilities — Net[8]	1.9%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	Other Security Types consist of common stock and preferred stock.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments

November 30, 2010

Principal Amount, Foreign Par Amount or Shares			Value in U.S. Dollars
		U.S. Corporate Bonds – 0.5%
		Basic Industry - Chemicals – 0.2%
1,450,000	[1]	Fertinitro Finance, Company Guarantee, 8.29%, 4/01/2020	1,312,250
1,250,000	[1,2]	Reliance Industries Ltd., Bond, 8.25%, 1/15/2027	1,501,563
		TOTAL	2,813,813
		Basic Industry - Paper – 0.0%
337,000		Westvaco Corp., Sr. Deb., 7.500%, 06/15/2027	349,448
250,000	[3,4]	Pope & Talbot, Inc., 8.375%, 6/1/2013	25
		TOTAL	349,473
		Consumer Cyclical - Automotive – 0.0%
775,000	[3,4]	General Motors Corp., Note, 9.45%, 11/01/2011	236,375
		Financial Institutional - Banking – 0.1%
1,832,461	[1,2]	Regional Diversified Funding, 9.250%, 03/15/2030	1,173,233
		Financial Institution - Finance Noncaptive – 0.1%
500,000		Susa Partnership LP, 8.200%, 6/01/2017	606,858
		Financial Institution - Insurance - Life – 0.0%
500,000	[1]	Union Central Life Ins Co, Note, 8.200%, 11/1/2026	499,232
		Financial Institution - Insurance - P&C – 0.1%
500,000	[1,2]	USF&G Cap, 8.312%, 7/1/2046	543,874
		TOTAL U.S. CORPORATE BONDS (IDENTIFIED COST $7,273,791)	6,222,858
		International Bond – 0.6%
		Australian Dollar – 0.6%
		Sovereign – 0.6%
7,540,000		New South Wales Treasury Corp, Series 17, 5.500%, 03/01/2017 (IDENTIFIED COST $7,170,529)	7,177,439
		Governments/Agencies – 14.4%
		British Pound – 0.9%
		Sovereign – 0.9%
3,410,000		United Kingdom, Government of, 4.750%, 03/07/2020	5,950,120
2,179,000		United Kingdom, Government of, Bond, 4.750%, 09/07/2015	3,825,530
		TOTAL BRITISH POUND	9,775,650
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Principal Amount, Foreign Par Amount or Shares		Value in U.S. Dollars
	Canadian Dollar – 0.8%
	Sovereign – 0.8%
3,250,000	Canada, Government of, 4.500%, 06/01/2015	3,471,743
3,400,000	Canada, Government of, 4.000%, 06/01/2017	3,579,779
1,320,000	Canada, Government of, 4.000%, 06/01/2016	1,386,877
	TOTAL CANADIAN DOLLAR	8,438,399
	Danish Krone – 0.2%
	Sovereign – 0.2%
9,880,000	Denmark, Government of, 4.000%, 11/15/2015	1,884,962
	Euro – 1.8%
	Sovereign – 1.8%
1,650,000	Belgium, Government of, Series 59, 2.750%, 03/28/2016	2,083,527
5,250,000	Buoni Poliennali Del Tes, Bond, 4.250%, 2/01/2015	6,994,675
2,600,000	Germany, Government of, Bond, Series 0301, 4.750%, 07/04/2034	4,219,339
1,400,000	Germany, Government of, Bond, Series 05, 3.250%, 07/04/2015	1,945,207
4,000,000	Germany, Government of, Series 0303, 4.250%, 1/04/2014	5,679,958
	TOTAL EURO	20,922,706
	Japanese Yen – 3.9%
	Sovereign – 3.9%
421,950,000	Japan, Government of, 0.400%, 06/20/2015	5,032,993
533,000,000	Japan, Government of, 1.600%, 12/20/2015	6,718,914
430,000,000	Japan, Government of, Series 250, 0.500%, 06/20/2013	5,172,840
465,000,000	Japan, Government of, Series 286, 1.800%, 06/20/2017	5,954,106
490,000,000	Japan, Government of, Sr. Unsecd. Note, Series 298, 1.300%, 12/20/2018	6,028,347
596,500,000	Japan-262 (10 Year Issue), Series 262, 1.900%, 06/20/2014	7,520,447
675,000,000	Japan-309, Sr. Unsecd. Note, Series 309, 1.100%, 06/20/2020	8,022,886
	TOTAL JAPANESE YEN	44,450,533
	New Zealand Dollar – 0.7%
	Sovereign – 0.7%
10,500,000	New Zealand, Government of, Sr. Unsecd. Note, Series 415, 6.000%, 04/15/2015	8,172,424
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Principal Amount, Foreign Par Amount or Shares			Value in U.S. Dollars
		Norwegian Krone – 0.5%
		Sovereign – 0.5%
5,200,000		Norway, Government of, 6.500%, 05/15/2013	923,684
28,050,000		Norway, Government of, Bond, 5.000%, 05/15/2015	4,978,047
		TOTAL NORWEGIAN KRONE	5,901,731
		Swedish Krona – 0.6%
		Sovereign – 0.6%
45,550,000		Sweden, Government of, Series 1049, 4.500%, 08/12/2015	7,083,296
		U.S. Dollar – 5.0%
		Sovereign – 5.0%
14,600,000		Brazil, Government of, Sr. Unsecd. Note, 6.000%, 01/17/2017	16,972,500
6,300,000		Philippines, Government, Bond, 7.75%, 1/14/2031	8,079,750
17,989,500		Russia, Government of, Unsub., Series Regulation S, 7.500%, 03/31/2030	20,725,703
5,490,000		United Mexican States, Note, 5.625%, 01/15/2017	6,255,512
7,500,000		Venezuela, Government of, Bond, 9.250%, 9/15/2027	5,110,262
		TOTAL U.S. DOLLAR	57,143,727
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $149,069,605)	163,773,428
		Asset-Backed Securities – 0.0%
		Home Equity Loan – 0.0%
11,305	[1,2]	125 Home Loan Owner Trust 1998-1A B1, 9.760%, 2/15/2029 (IDENTIFIED COST $11,305)	9,383
		Collateralized Mortgage Obligations – 4.0%
		Non-Agency Mortgage – 0.0%
7,950	[1]	SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 3.103%, 1/28/2027	6,406
		Commercial Mortgage – 4.0%
5,000,000		Banc of America Commercial Mortgage, Inc. 2007-1, 5.451%, 01/15/2049	5,199,652
3,000,000	[1,2]	Commercial Mortgage Pass-Through Certificates 2010-C1 A1, 3.156%, 7/10/2046	3,048,981
4,935,482	[1,2]	GS Mortgage Securities Corporation. 2010-C1 A1, 3.679%, 8/03/2015	5,125,615
3,968,884	[1,2]	JPMorgan Chase Commercial Mortgage Securities 2010-C1 A1, 3.853%, 6/15/2043	4,120,935
5,000,000		JPMorgan Chase Commercial Mortgage Securities 2007-C1 A4, 5.716%, 2/15/2051	5,246,469
3,000,000	[1,2]	JPMorgan Chase Commercial Mortgage Securities 2010-C2 A3, 4.070%, 11/15/2043	2,944,715
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Principal Amount, Foreign Par Amount or Shares			Value in U.S. Dollars
5,000,000		JPMorgan Chase Commercial Mortgage Securities A4, 5.746%, 2/12/2049	5,279,415
4,000,000		Morgan Stanley Capital I 2006-IQ12 A4, 5.332%, 12/15/2043	4,288,408
5,000,000		Morgan Stanley Capital, Inc. A4, 5.880%, 6/11/2049	5,295,454
5,000,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2010-C1 A2, 4.393%, 10/15/2057	5,096,128
		TOTAL	45,645,772
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $44,191,591)	45,652,178
		Mortgage-Backed Securities – 0.0%
		Government National Mortgage Association – 0.0%
109		Government National Mortgage Association Pool 780360, 11.000%, 30 Year, 9/15/2015 (IDENTIFIED COST $122)	109
		Preferred Stocks – 0.1%
		Financial Institution — Brokerage – 0.0%
40,000	[3,4]	Lehman Brothers Holdings, Pfd., Series D, 5.670%	1,700
		Financial Institution — REITs – 0.1%
9,900		Prologis Trust, REIT Perpetual Pfd. Stock, Series C, $4.27 Annual Dividend	522,225
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $2,146,408)	523,925
		U.S. Treasury – 1.7%
		U.S. Treasury Notes – 1.7%
19,500,000		United States Treasury Note, 2.625%, 8/15/2020 (IDENTIFIED COST $19,665,469)	19,255,488
		MUTUAL FUNDS – 77.9%;5
11,874,187		Emerging Markets Fixed Income Core Fund	325,342,199
411,964		Federated Mortgage Core Portfolio	4,177,315
9,579,166	[6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.21%	9,579,166
632,731		Federated Project and Trade Finance Core Fund	6,314,656
83,623,069		High Yield Bond Portfolio	543,549,949
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $955,166,489)	888,963,285
		TOTAL INVESTMENTS — 99.2% (IDENTIFIED COST $1,184,695,309)[7]	1,131,578,093
		OTHER ASSETS AND LIABILITIES - NET — 0.8%[8]	9,395,864
		TOTAL NET ASSETS — 100%	$1,140,973,957

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At November 30, 2010, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
2/7/2011	3,806,387 Australian Dollar	305,287,500 Japanese Yen	$(33,126)
2/7/2011	3,792,391 Canadian Dollar	305,287,500 Japanese Yen	$37,906
Contracts Sold:
2/7/2011	305,287,500 Japanese Yen	22,032,874 Norwegian Krone	$(116,054)
2/7/2011	305,287,500 Japanese Yen	25,019,464 Swedish Krone	$(101,410)
2/15/2011	472,600,000 Japanese Yen	$5,728,485	$75,245
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(137,439)

Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2010, these restricted securities amounted to $25,382,315, which represented 2.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At November 30, 2010, these liquid restricted securities amounted to $23,564,427, which represented 2.1% of total net assets.
3	Non-income producing security.
4	Issuer in default.
5	Affiliated companies.
6	7-Day net yield.
7	The cost of investments for federal tax purposes amounts to $1,203,162,205.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

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The following is a summary of the inputs used, as of November 30, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds*	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
U.S. Corporate Bonds	$ —	$6,222,858	$ —	$6,222,858
International Bond	—	7,177,439	—	7,177,439
Governments/Agencies	—	163,773,428	—	163,773,428
Asset-Backed Securities	—	9,383	—	9,383
Collateralized Mortgage Obligations	—	45,652,178	—	45,652,178
Mortgage-Backed Securities	—	109	—	109
U.S. Treasury	—	19,255,488	—	19,255,488
Equity Securities:
Preferred Stocks
Domestic	523,925	—	—	523,925
Mutual Funds	888,963,285	—	—	888,963,285
TOTAL SECURITIES	$889,487,210	$242,090,883	$ —	$1,131,578,093
OTHER FINANCIAL INSTRUMENTS**	$ —	$(137,439)	$ —	$(137,439)
*	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
**	Other financial instruments include foreign exchange contracts.

The following acronym is used throughout this portfolio:

REIT	— Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

November 30, 2010

Assets:
Total investments in securities, at value including $888,963,285 of investments in affiliated issuers (Note 5) (identified cost $1,184,695,309)		$1,131,578,093
Cash		912
Cash denominated in foreign currencies (identified cost $1,359,751)		1,281,298
Income receivable		2,825,736
Income receivable from affiliated issuers		4,770,163
Receivable for shares sold		4,603,680
Receivable for foreign exchange contracts		113,151
TOTAL ASSETS		1,145,173,033
Liabilities:
Payable for shares redeemed	$2,119,063
Payable for foreign exchange contracts	250,590
Income distribution payable	946,614
Payable for transfer and dividend disbursing agent fees and expenses	146,877
Payable for distribution services fee (Note 5)	241,444
Payable for shareholder services fee (Note 5)	332,664
Accrued expenses	161,824
TOTAL LIABILITIES		4,199,076
Net assets for 125,431,816 shares outstanding		$1,140,973,957
Net Assets Consist of:
Paid-in capital		$1,257,809,083
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(53,359,719)
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(64,357,430)
Undistributed net investment income		882,023
TOTAL NET ASSETS		$1,140,973,957
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Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($632,689,549 ÷ 69,512,458 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.10
Offering price per share (100/95.50 of $9.10)	$9.53
Redemption proceeds per share	$9.10
Class B Shares:
Net asset value per share ($161,507,587 ÷ 17,756,293 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized	$9.10
Offering price per share	$9.10
Redemption proceeds per share (94.50/100 of $9.10)	$8.60
Class C Shares:
Net asset value per share ($222,726,934 ÷ 24,483,297 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.10
Offering price per share	$9.10
Redemption proceeds per share (99.00/100 of $9.10)	$9.01
Class F Shares:
Net asset value per share ($52,015,224 ÷ 5,738,851 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.06
Offering price per share (100/99.00 of $9.06)	$9.15
Redemption proceeds per share (99.00/100 of $9.06)	$8.97
Institutional Shares:
Net asset value per share ($72,034,663 ÷ 7,940,917 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.07
Offering price per share	$9.07
Redemption proceeds per share	$9.07

See Notes which are an integral part of the Financial Statements

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15

Statement of Operations

Year Ended November 30, 2010

Investment Income:
Dividends (including $50,243,622 received from affiliated issuers (Note 5))		$50,284,125
Interest (including income on securities loaned of $3,224)		8,843,186
Investment income allocated from affiliated partnership (Note 5)		21,261,162
TOTAL INCOME		80,388,473
Expenses:
Investment adviser fee (Note 5)	$9,019,586
Administrative personnel and services fee (Note 5)	828,623
Custodian fees	94,609
Transfer and dividend disbursing agent fees and expenses	1,135,607
Directors'/Trustees' fees	7,120
Auditing fees	25,431
Legal fees	5,533
Portfolio accounting fees	176,347
Distribution services fee — Class B Shares (Note 5)	1,297,409
Distribution services fee — Class C Shares (Note 5)	1,506,851
Distribution services fee — Class F Shares (Note 5)	23,582
Shareholder services fee — Class A Shares (Note 5)	1,499,678
Shareholder services fee — Class B Shares (Note 5)	432,470
Shareholder services fee — Class C Shares (Note 5)	498,188
Shareholder services fee — Class F Shares (Note 5)	117,110
Account administration fee — Class A Shares	2,613
Account administration fee — Class C Shares	3,737
Share registration costs	157,733
Printing and postage	106,004
Insurance premiums	5,564
Taxes	77,736
Miscellaneous	7,622
TOTAL EXPENSES	17,029,153
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Statement of Operations — continued
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(857,058)
Waiver of administrative personnel and services fee	(21,105)
Waiver of distribution services fee — Class C Shares	(250)
Waiver of distribution services fee — Class F Shares	(23,582)
TOTAL WAIVERS AND REIMBURSEMENT		$(901,995)
Net expenses			$16,127,158
Net investment income			64,261,315
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions (including realized loss of $(5,793,608) on sales of investments in affiliated issuers (Note 5))			(1,385,192)
Net realized loss on futures contracts			(1,811,925)
Net realized gain allocated from affiliated partnership (Note 5)			3,397,402
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			39,664,069
Net change in unrealized appreciation of futures contracts			(565,047)
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions			39,299,307
Change in net assets resulting from operations			$103,560,622

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

Year Ended November 30	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$64,261,315	$56,615,667
Net realized gain (loss) on investments, including allocated from affiliated partnership, futures contracts, swap contracts and foreign currency transactions	200,285	(35,926,931)
Net change in unrealized appreciation/depreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency	39,099,022	261,217,385
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	103,560,622	281,906,121
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(37,147,451)	(35,704,199)
Class B Shares	(9,339,467)	(11,898,973)
Class C Shares	(10,913,864)	(9,284,979)
Class F Shares	(2,928,510)	(2,452,980)
Institutional Shares	(2,537,886)	(547,574)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(62,867,178)	(59,888,705)
Share Transactions:
Proceeds from sale of shares	374,937,799	269,699,978
Net asset value of shares issued to shareholders in payment of distributions declared	52,745,038	47,468,438
Cost of shares redeemed	(328,196,471)	(285,173,848)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	99,486,366	31,994,568
Change in net assets	140,179,810	254,011,984
Net Assets:
Beginning of period	1,000,794,147	746,782,163
End of period (including undistributed (distributions in excess of) net investment income of $882,023 and $(407,520), respectively)	$1,140,973,957	$1,000,794,147

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

November 30, 2010

1. ORGANIZATION

Federated Fixed Income Securities, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated Strategic Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares, Class B Shares, Class C Shares and Class F Shares are presented separately. The investment objective of the Fund is to seek a high level of current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and Annual Shareholder Report

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type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund invests in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P. , which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

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Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security.

The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” on the Statement of Operations.

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At November 30, 2010, the Fund had no outstanding swap contracts.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures against default.

At November 30, 2010, the Fund had no outstanding futures contracts.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

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Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of November 30, 2010, the Fund had no outstanding securities on loan.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at November 30, 2010, is as follows:

Security	Acquisition Date	Cost	Market Value
Fertinitro Finance, Company Guarantee, 8.29%, 4/01/2020	5/14/1999 - 5/27/1999	$1,098,662	$1,312,250
SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 3.103%, 1/28/2027	2/4/1998	$19,570	$6,406
Union Central Life Ins Co, Note, 8.200%, 11/1/2026	10/31/1996	$497,390	$499,232
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Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Receivable for foreign exchange contracts	$113,151	Payable for foreign exchange contracts	$250,590

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended November 30, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Interest rate contracts	$(1,811,925)	$ —	$(1,811,925)
Foreign exchange contracts	—	(319,206)	(319,206)
TOTAL	$(1,811,925)	$(319,206)	$(2,131,131)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Interest rate contracts	$(565,047)	$ —	$(565,047)
Foreign exchange contracts	—	(137,439)	(137,439)
TOTAL	$(565,047)	$(137,439)	$(702,486)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. CAPITAL STOCK

The following tables summarize capital stock activity:

Year Ended November 30	2010		2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	22,165,094	$198,626,243	22,021,316	$170,968,380
Shares issued to shareholders in payment of distributions declared	3,533,498	31,487,928	3,824,307	29,098,144
Shares redeemed	(22,836,097)	(202,940,161)	(22,775,622)	(171,843,955)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	2,862,495	$27,174,010	3,070,001	$28,222,569
Year Ended November 30	2010		2009
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	3,073,564	$27,398,136	2,471,698	$19,285,807
Shares issued to shareholders in payment of distributions declared	871,001	7,750,077	1,164,870	8,787,582
Shares redeemed	(7,376,855)	(65,655,110)	(8,069,754)	(61,660,628)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(3,432,290)	$(30,506,897)	(4,433,186)	$(33,587,239)
Year Ended November 30	2010		2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	7,691,315	$68,682,423	6,915,624	$54,338,414
Shares issued to shareholders in payment of distributions declared	991,451	8,839,448	939,761	7,145,432
Shares redeemed	(4,638,187)	(41,263,843)	(4,867,944)	(36,947,500)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	4,044,579	$36,258,028	2,987,441	$24,536,346
Year Ended November 30	2010		2009
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	1,610,420	$14,259,943	1,240,499	$9,819,352
Shares issued to shareholders in payment of distributions declared	282,914	2,513,154	260,289	1,978,218
Shares redeemed	(888,078)	(7,877,590)	(1,058,149)	(7,984,720)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	1,005,256	$8,895,507	442,639	$3,812,850
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Year Ended November 30	2010		2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	7,393,613	$65,971,054	1,977,594	$15,288,025
Shares issued to shareholders in payment of distributions declared	240,602	2,154,431	57,038	459,062
Shares redeemed	(1,166,099)	(10,459,767)	(810,048)	(6,737,045)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	6,468,116	$57,665,718	1,224,584	$9,010,042
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	10,948,156	$99,486,366	3,291,479	$31,994,568

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for foreign currency transactions, discount accretion/premium amortization on debt securities and partnership income.

For the year ended November 30, 2010, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(104,594)	$104,594

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2010 and 2009, was as follows:

	2010	2009
Ordinary income	$62,867,178	$59,888,705

As of November 30, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$882,023
Net unrealized depreciation	$(71,689,176)
Capital loss carryforwards	$(46,027,973)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales, partnership income, discount accretion/premium amortization on debt securities and open defaulted bond deferral.

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At November 30, 2010, the cost of investments for federal tax purposes was $1,203,162,205. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/ depreciation resulting from changes in foreign currency exchange rates and outstanding foreign exchange contracts was $71,584,112. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $100,672,039 and net unrealized depreciation from investments for those securities having an excess of cost over value of $172,256,151.

At November 30, 2010, the Fund had a capital loss carryforward of $46,027,973 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2016	$18,606,701
2017	$27,421,272

The Fund used capital loss carryforwards of $234,027 to offset taxable capital gains realized during the year ended November 30, 2010.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.85% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2010, the Adviser voluntarily waived $846,934 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $21,105 of its fee.

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Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.05%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2010, FSC voluntarily waived $23,832 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2010, FSC retained $439,302 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended November 30, 2010, FSC retained $148,156 in sales charges from the sale of Class A Shares. FSC also retained $4,223 of CDSC relating to redemptions of Class C Shares and $6,515 relating to redemptions of Class F Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $8,756 of Service Fees for the year ended November 30, 2010. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended November 30, 2010, FSSC did not receive any fees paid by the Fund.

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Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, but excluding expenses allocated from partnerships) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.26%, 2.01%, 2.01%, 1.26% and 1.01% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) January 31, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended November 30, 2010, the Adviser reimbursed $10,124. Transactions involving affiliated holdings during the year ended November 30, 2010, were as follows:

Affiliates	Balance of Shares Held 11/30/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 11/30/2010	Value	Dividend Income/ Allocated Investment Income
Emerging Markets Fixed Income Core Fund	9,415,361	3,621,980	1,163,154	11,874,187	$325,342,199	$21,261,162
Federated Mortgage Core Portfolio	11,463,280	—	11,051,316	411,964	4,177,315	2,069,137
Federated Prime Value Obligations Fund, Institutional Shares	5,330,228	188,122,052	183,873,114	9,579,166	9,579,166	18,074
Federated Project and Trade Finance Core Fund	609,428	23,303	—	632,731	6,314,656	231,813
High Yield Bond Portfolio	75,436,646	10,557,366	2,370,943	83,623,069	543,549,949	47,924,598
TOTAL OF AFFILIATED TRANSACTIONS	102,254,943	202,324,701	198,458,527	106,121,117	$888,963,285	$71,504,784
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6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2010, were as follows:

Purchases	$297,035,257
Sales	$245,952,722

7. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of November 30, 2010, there were no outstanding loans. During the year ended November 30, 2010, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2010, there were no outstanding loans. During the year ended November 30, 2010, the program was not utilized.

10. Legal Proceedings

Since February 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF Federated Fixed income securities, inc. AND SHAREHOLDERS OF federated strategic income fund, institutional Shares:

We have audited the accompanying statement of assets and liabilities of Federated Strategic Income Fund (the “Fund”) (one of the portfolios constituting Federated Fixed Income Securities, Inc.), including the portfolio of investments, as of November 30, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights of the Institutional Shares for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2010, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Strategic Income Fund, a portfolio of Federated Fixed Income Securities, Inc., at November 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of the Institutional Shares for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
January 25, 2011

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Board of Directors and Corporation Officers

The Board of Directors is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Director and the senior officers of the Fund. Where required, the tables separately list Directors who are “interested persons” of the Fund (i.e., “Interested” Directors) and those who are not (i.e., “Independent” Directors). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Directors listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2010, the Corporation comprised two portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Director oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

Interested DIRECTORS Background

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Director Began serving: October 1991	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Director Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT DIRECTORS Background

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Director Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Director Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Director Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Director Began serving: October 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
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Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Director Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management and director experience.
R. James Nicholson Birth Date: February 4, 1938 Director Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Director Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
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Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Director Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Director Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 Executive Vice President and Secretary Began serving: November 1991	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 Treasurer Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
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Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 Vice Chairman Began serving: August 2002	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 Senior Vice President and Chief Compliance Officer Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Mary Jo Ochson Birth Date: September 12, 1953 Chief Investment Officer Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Joseph M. Balestrino has been the Fund's Portfolio Manager since July 1996. He is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Sub-Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Sub-Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Fund's Sub-Adviser from 1993 to 1995. Mr. Balestrino has received the Chartered Financial Analyst designation and holds a Master's Degree in Urban and Regional Planning from the University of Pittsburgh.
Jeff A. Kozemchak Birth Date: January 15, 1960 Vice President Began serving: November 1998	Principal Occupations: Jeff A. Kozemchak is Vice President of the Corporation. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak has received the Chartered Financial Analyst designation and an M.S. in Industrial Administration from Carnegie Mellon University in 1987.

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Evaluation and Approval of Advisory Contract – May 2010

Federated Strategic Income Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report

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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the report, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Annual Shareholder Report
43

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Strategic Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31417P841

39855 (1/11)

Federated is a registered mark of Federated Investors, Inc.
2011  ©Federated Investors, Inc.

Item 2.                      Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Nicholas P. Constantakis, Charles F. Mansfield, Jr. and Thomas M. O’Neill.

Item 4.                      Principal Accountant Fees and Services

(a)           Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 - $48,400

Fiscal year ended 2009 - $48,900

(b)                      Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 - $73

Fiscal year ended 2009 - $62

Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)                       Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 - $0

Fiscal year ended 2009 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)                      All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 - $0

Fiscal year ended 2009 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1)                      Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman.  The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)
The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)
Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant  at the time of the engagement to be non-audit services; and

(3)
Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2)                      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2010 – 0%

Fiscal year ended 2009 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2010 – 0%

Fiscal year ended 2009 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2010 – 0%

Fiscal year ended 2009 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
Fiscal year ended 2010 - $352,135

Fiscal year ended 2009 - $212,766

(h)                      The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                                Federated Fixed Income Securities, Inc.

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date                      ___January 24, 2011____

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date                      ___January 25, 2011____

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date                      ___January 24, 2011____